Loans - Summary of information related to loans granted to shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Class A and B shareholder loans	$ 5,713,022	$ 4,896,647
Class A and B shareholders
Disclosure of detailed information about financial instruments [line items]
Class A and B shareholder loans	$ 467,000	$ 522,316
% Loans to class A and B shareholders over total loan portfolio	8.00%	11.00%
% Class A and B stockholders with loans over number of class A and B stockholders	10.00%	12.00%